Loans and Financing	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Loans and Financing

20.	Loans and Financing

Consolidated								Contractual	Effective		12.31.2023	12.31.2022
				Issue	Number of	Final	Payment	financial	interest	Contract
Contracts	Company	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.a.	rate p.a.	amount
LOCAL CURRENCY
Banco do Brasil
CCB 265.901.903	Copel DIS	Working capital.	Credit assignment	06.29.2022	2	06.24.2025	Quarterly	DI + spread 1,25%	DI + spread 2,14%	750,000	751,096	751,673
											751,096	751,673
Caixa Econômica Federal
Commercial paper (a)	Copel GET	Partial amortization of the 3rd, 4th and 5th debenture issues and meeting various short-term obligations, including energy purchases, regulatory obligations and dividends.	Personal guarantee	09.10.2022	2	09.10.2025	Half-yearly	DI + spread 1,22%	DI + spread 1,31%	1,000,000	1,039,097	1,037,946
											1,039,097	1,037,946
Caixa Econômica Federal
415.855-22/14	Copel DIS	Rural Electricity Program - Luz para Todos.	Own revenue; issue of promissory notes and commercial duplicates.	03.31.2015	120	12.08.2026	Monthly	6.0%	6.0%	16,984	5,748	7,664
											5,748	7,664
Banco do Nordeste do Brasil
35202166127989	Jandaíra I	Implementation of Jandaíra Wind Complex.	Bank guarantee	05.31.2021	192	06.15.2038	Monthly	2.7086% + IPCA (1)	3.0107% + IPCA	21,687	19,911	17,969
35202164527986	Jandaíra II			05.31.2021	192	06.15.2038	Monthly	2.2161% + IPCA (1) and 2.7086% + IPCA (1)	3.0107% + IPCA	56,421	51,796	46,644
35202162927987	Jandaíra III			05.31.2021	192	06.15.2038	Monthly	2.7086% + IPCA (1)	3.0107% + IPCA	65,158	59,792	53,843
35202160027984	Jandaíra IV			05.31.2021	192	06.15.2038	Monthly	2.2161% + IPCA (1) and 2.7086% + IPCA (1)	3.0107% + IPCA	65,421	60,033	54,053
35201915725525	Potiguar B141	Implementation of Vilas Wind Complex.	Fiduciary assignment of credit rights; fiduciary assignment of rights under the O&M contract; fiduciary assignment of rights arising from the authorization; pledge of shares; fiduciary alienation of project machinery and equipment; 100% bank guarantee; fiduciary assignment of the Debt Service Reserve Accounts; fiduciary assignment of the operating reserve account (O&M); Shareholder support agreement	04.04.2019	216	04.15.2039	Monthly	IPCA + 2.3323%	IPCA + 2.3323%	92,138	85,776	89,685
35201922425522	Potiguar B142			04.04.2019	216	04.15.2039	Monthly	IPCA + 2.3323%	IPCA + 2.3323%	92,213	85,797	89,709
35201926525533	Potiguar B143			04.11.2019	216	04.15.2039	Monthly	IPCA + 2.3323%	IPCA + 2.3323%	92,138	85,481	89,376
35201910625534	Ventos de Vila Paraíba IV			04.18.2019	216	05.15.2039	Monthly	IPCA + 2.3323%	IPCA + 2.3323%	92,138	87,046	91,004
352020148727169	Potiguar B61			08.11.2020	216	08.15.2040	Monthly	IPCA + 1.4865%	IPCA + 1.4865%	163,886	180,062	186,552
18120185433499	Aventura II	Implementation of Aventura Wind Complex	Bank guarantee	12.28.2018	204	01.15.2039	Monthly	IPCA + 2.5707%	IPCA + 2.5707%	69,338	64,272	-
18120185473500	Aventura III			12.28.2018	204	01.15.2039	Monthly	IPCA + 2.5707%	IPCA + 2.5707%	82,490	76,460	-
18120185483501	Aventura IV			12.28.2018	204	01.15.2039	Monthly	IPCA + 2.5707%	IPCA + 2.5707%	97,887	91,322	-
18120185493502	Aventura V			12.28.2018	204	01.15.2039	Monthly	IPCA + 2.5707%	IPCA + 2.5707%	98,684	92,255	-
18720193955241	SRMN I	Implementation of Santa Rosa & Mundo Novo Wind Complex (SRMN)		04.30.2019	252	05.15.2043	Monthly	IPCA + 2.3323%	IPCA + 2.3323%	110,922	117,161	-
18720193965240	SRMN II			04.30.2019	252	05.15.2043	Monthly	IPCA + 2.3323%	IPCA + 2.3323%	97,057	101,752	-
18720193875242	SRMN III			04.30.2019	252	05.15.2043	Monthly	IPCA + 2.3323%	IPCA + 2.3323%	110,922	118,104	-
18720193985243	SRMN IV			04.30.2019	252	05.15.2043	Monthly	IPCA + 2.3323%	IPCA + 2.3323%	110,922	119,697	-
18720193995244	SRMN V			04.30.2019	252	05.15.2043	Monthly	IPCA + 2.3323%	IPCA + 2.3323%	83,192	87,849	-
											1,584,566	718,835
Banco do Brasil - BNDES Transfer
21/02000-0	Copel GeT	Implementation of Mauá HPP.	Revenue from energy sales from the plant.	04.16.2009	179	01.15.2028	Monthly	2.13% above TJLP	2.13% above TJLP	169,500	49,263	60,720
											49,263	60,720

(a) Commercial paper, single series, for public distribution with restricted efforts. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(1) - IPCA used in the calculation of interest and not in the update of the principal.
(continued)

Consolidated								Contractual	Effective		12.31.2023	12.31.2022
				Issue	Number of	Final	Payment	financial	interest	Contract
Contracts	Company	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.a.	rate p.a.	amount
BNDES
820989.1	Copel GeT	Implementation of Mauá HPP.	Revenue from energy sales from the plant.	03.17.2009	179	01.15.2028	Monthly	1.63% above TJLP	1.63% above TJLP	169,500	49,263	60,719
1120952.1		Implementation of transmission line between Foz do Iguaçu and Cascavel Oeste substations.	Assignment of receivables; revenue from energy transmission services.	12.16.2011	168	04.15.2026	Monthly	1.82% and 1.42% above TJLP	1.82% and 1.42% above TJLP	44,723	7,909	11,186
1220768.1		Implementation of Cavernoso II SHP.	Revenue from energy sales from the plant.	09.28.2012	192	07.15.2029	Monthly	1.36% above TJLP	1.36% above TJLP	73,122	27,422	32,012
13211061		Implementation of Colíder HPP.	Assignment of receivables	12.04.2013	192	10.15.2031	Monthly	0% and 1.49% above TJLP	6.43% and 7.68%	1,041,155	551,707	615,968
13210331		Implementation of Cerquilho III substation.		12.03.2013	168	08.15.2028	Monthly	1.49% and 1.89% above TJLP	1.49% and 1.89% above TJLP	17,644	6,240	7,502
15206041		Implementation of transmission line Assis - Paraguaçu Paulista II.		12.28.2015	168	06.15.2030	Monthly	2.42% above TJLP	9.04%	34,265	14,127	16,139
15205921		Implementation of transmission lines Londrina - Figueira and Salto Osório - Foz do Chopim.		12.28.2015	168	12.15.2029	Monthly	2.32% above TJLP	8.93%	21,584	8,261	9,542
18205101		Implementation of Baixo Iguaçu HPP.		11.22.2018	192	06.15.2035	Monthly	1.94% above TJLP	8.50%	194,000	148,613	159,948
19207901- A+B+E+F+G+H		Implementation of transmission facilities for the line: substation Medianeira; substation Curitiba Centro and Curitiba Uberaba and substation Andirá Leste.		06.03.2020	279	12.15.2043	Monthly	IPCA + 4.8165%	IPCA + 4.8570%	206,882	202,439	200,932
19207901- C+D+I+J		Implementation of transmission facilities for the line: transmission line Curitiba Leste - Blumenau and Baixo Iguaçu - Realeza.		06.03.2020	267	12.15.2043	Monthly	IPCA + 4.8165%	IPCA + 4.8570%	225,230	190,270	188,869
14205611-C	Copel DIS	Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).	Surety of Copel; assignment of revenues and indemnity rights under the concession.	12.15.2014	113	06.15.2024	Monthly	6.0%	6.0%	78,921	3,919	11,757
14.2.1271.1	Santa Maria	Construction and implementation of wind generating plants.	Surety of Copel; pledge of shares; assignment of receivables and revenues.	06.01.2015	192	08.15.2031	Monthly	1.66% above TJLP	8.26%	71,676	30,490	34,125
14.2.1272.1	Santa Helena			06.01.2015	192	08.15.2031	Monthly	1.66% above TJLP	8.26%	82,973	33,082	37,027
11211521	GE Farol		Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.	03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	54,100	26,207	29,888
11211531	GE Boa Vista			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	40,050	19,374	22,096
11211541	GE S.B. do Norte			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	90,900	43,940	50,112
11211551	GE Olho D'Água			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	97,000	46,927	53,519
18204611	Cutia		Pledge of shares; assignment of receivables.	10.10.2018	192	07.15.2035	Monthly	2.04% above TJLP	8.37%	619,405	521,972	543,337
13212221 - A	Costa Oeste	Implementation of transmission line between Cascavel Oeste and Umuarama Sul substations and implementation of Umuarama Sul substation.	Assignment of receivables; 100% of pledged shares.	12.03.2013	168	11.30.2028	Monthly	1.95% + TJLP	1.95% + TJLP	27,634	10,778	12,842
13212221 - B				12.03.2013	106	09.30.2023	Monthly	3.5%	3.5%	9,086	-	598
14205851 - A	Marumbi	Implementation of transmission line between Curitiba and Curitiba Leste and implementation of Curitiba Leste substation.		07.08.2014	168	06.30.2029	Monthly	2.00% + TJLP	2.00% + TJLP	33,460	14,512	16,981
14205851 - B				07.08.2014	106	04.30.2024	Monthly	6.0%	6.0%	21,577	755	3,020
											1,958,207	2,118,119

Total local currency											5,387,977	4,694,957
										Gross debt	5,387,977	4,694,957
									(-) Transaction cost		(44,760)	(44,594)
										Net debt	5,343,217	4,650,363
										Current	675,980	278,838
										Noncurrent	4,667,237	4,371,525
DI - Interbank Deposit Rate
IPCA - Inflation Index
TJLP - Long term interest rate

20.1	Maturity of noncurrent installments

12.31.2023	Gross debt	(-) Transaction cost	Net debt
2025	1,638,394	(8,051)	1,630,343
2026	266,754	(2,350)	264,404
2027	270,567	(2,351)	268,216
2028	256,249	(2,364)	253,885
2029	255,797	(2,355)	253,442
After 2029	2,011,472	(14,525)	1,996,947
	4,699,233	(31,996)	4,667,237

20.2	Changes in loans and financing

Consolidated	Foreign currency	Local currency	Total
Balance as of January 1, 2021	140,337	3,048,194	3,188,531
Effect of acquisition of control of Costa Oeste and Marumbi	-	514,272	514,272
Funding	-	134,313	134,313
(-) Transaction costs	-	(1,647)	(1,647)
Charges	6,218	191,398	197,616
Monetary and exchange variations	10,266	31,091	41,357
Amortization - principal	-	(202,577)	(202,577)
Payment - charges	(6,249)	(187,172)	(193,421)
Balance as of December 31, 2021	150,572	3,527,872	3,678,444
Funding	-	1,891,954	1,891,954
(-) Transaction costs	-	(19,781)	(19,781)
Charges	953	415,967	416,920
Monetary and exchange variations	(14,378)	34,978	20,600
Amortization - principal	(134,894)	(865,425)	(1,000,319)
Payment - charges	(2,253)	(335,202)	(337,455)
Balance as of December 31, 2022	-	4,650,363	4,650,363
Business combination effects (Note 1.2)	-	875,738	875,738
Funding	-	45,325	45,325
(-) Transaction costs (a)	-	(6,886)	(6,886)
Charges	-	525,598	525,598
Monetary variations	-	35,184	35,184
Amortization - principal	-	(260,971)	(260,971)
Payment - charges	-	(521,134)	(521,134)
Balance as of December 31, 2023	-	5,343,217	5,343,217
(a) Balance refers to the financial consideration (waiver) paid as a result of the process of transforming Copel into a Corporation, as detailed in Note 20.3.

20.3	Covenants

Loans and financing agreements contain clauses that require economic and financial ratios to be maintained within pre-determined parameters, requiring annual fulfillment and other conditions to be complied with, such as not changing the Company's interest in the capital stock of subsidiaries that would represent change of control without prior consent. The non-compliance with the contracted conditions may result in the need to comply with additional obligations, in fines or even in the declaration of the early maturity of debts.

On December 31, 2023, all the agreed contractual indicators and conditions were fully met.

As a result of the process of transforming Copel into a company with dispersed capital and no controlling shareholder, as detailed in Note 1, the consent of the creditors was obtained, through financial compensation (paid in July and August 2023) so that the change in shareholder control would not characterize an event of early maturity of the Company's debts. In addition, the administrative and communication items with the financial institutions provided for in the consent documents were finalized.

As far as the BNDES is concerned, the process was authorized on July 13, 2023, with other conditions as resolutions, as follows:

(i)  No unfavorable pronouncement from the Paraná State Court of Auditors invalidating the process;

(ii)  Value of the primary offer within the agreed limit;

(iii)   Consent to the change of control of Copel by the debenture holders, note holders and other financial creditors; and

(iv)   Obtaining the new concessions for the hydroelectric plants Governador Bento Munhoz da Rocha Netto, Governador Ney Braga and Governador José Richa.

The company has begun the formal procedures for signing the new concession contracts, which should take place after the call by the Granting Authority, and so far, there have been no unfavorable pronouncements from the Paraná State Court of Auditors. The other conditions were met.

The financial covenants contained in the agreements are presented below:

Company	Contractual Instrument	Annual financial ratios	Limit
Copel GeT	BNDES Finem No. 820989.1 - Mauá	EBITDA / Net financial results	≥ 1.3
Banco do Brasil No. 21/02000-0 - Mauá
	Commercial paper	Debt service coverage ratio Consolidated net debt / Consolidated EBITDA	≥ 1.5 ≤ 3.5
Copel DIS	BNDES Finem No. 14205611	Financial indebtedness / EBITDA	≤ 4.0
Santa Maria	BNDES Finem No. 14212711	Debt service coverage ratio	≥ 1.3
Santa Helena	BNDES Finem No. 14212721
São Bento Energia, Investimento e Participações	BNDES Assignment Agreement	Debt service coverage ratio	≥ 1.3
GE Boa Vista S.A.	BNDES Finem No. 11211531
GE Farol S.A.	BNDES Finem No. 11211521
GE Olho D´Água S.A.	BNDES Finem No. 11211551
GE São Bento do Norte S.A.	BNDES Finem No. 11211541
Cutia	BNDES Finem No. 18204611	Debt service coverage ratio (a)	≥ 1.2
Costa Oeste	BNDES Finem No. 13212221	Debt service coverage ratio	≥ 1.3
Marumbi	BNDES Finem No. 14205851	Debt service coverage ratio	≥ 1.3
Financing for businesses - Finem
(a) financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eólicos S.A. The contract establishes that, should the index be in the range between 1.10 and 1.20, the value of the funds invested in the Reserve Account must be complemented so that the total reaches the index of 1.20, within 2 days of the release of the financial statements.